Revision of Previously Issued Financial Statements - Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 16,348	$ 14,136	$ 12,733
Income taxes, net	$ (179)	591	588
As Previously Reported (1)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		14,444	12,920
Income taxes, net		283	401
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		(308)	(187)
Income taxes, net		$ 308	$ 187